Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Medium-Term Notes
Amount Registered | shares	300,000,000
Maximum Aggregate Offering Price	$ 298,785,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 44,100.67
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form S-3ASR (File No. 333-278118) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.